Bank Loan	12 Months Ended
Jun. 30, 2025
Bank Loan [Abstract]
BANK LOAN

9. BANK LOAN

Bank loans represent the amounts due to various banks. As of June 30, 2025 and 2024, bank loans consisted of the following:

	Annual Interest		As of June 30,
	Rate	Maturities	2025	2024
Short-term loans:
Industrial Bank, Xiamen (1)	4.00%	September 18, 2024	-	412,814
Industrial Bank, Xiamen (2)	3.85%	September 18, 2025	418,784	-
Industrial Bank, Xiamen (3)	4.00%	January 30, 2025	-	412,814
Industrial Bank, Xiamen (4)	3.50%	January 22, 2026	418,784	-
Bank of Communications, Xiamen (5)	3.65%	December 18, 2024	-	195,591
Bank of Communications, Xiamen (6)	3.65%	December 18, 2024	-	217,223
ICBC, Xiamen (7)	3.65%	August 1, 2024	-	412,814
ICBC, Xiamen (8)	3.35%	August 5, 2025	418,784	-
Rural Commercial Bank, Xiamen (9)	6.90%	March 7, 2025	-	412,814
Rural Commercial Bank, Xiamen (10)	5.65%	March 7, 2026	417,388	-
Huaxia Bank, Xiamen (11)	3.45%	March 21, 2025	-	688,023
Huaxia Bank, Xiamen (12)	3.10%	March 25, 2026	697,972
Bank of China, Xiamen (13)	3.50%	December 11, 2024	-	41,281
Bank of China, Xiamen (14)	3.50%	December 11, 2024	-	41,281
Bank of China, Xiamen (15)	2.90%	August 28, 2025	418,784	-
Xiamen International Bank (16)	4.50%	June 14, 2025	-	550,418
Xiamen International Bank (17)	4.00%	June 5, 2026	552,795	-
Total			$3,343,291	$3,385,073

The average annual interest rate of the short-term bank loans was 4.02% and 4.39% for the years ended June 30, 2025 and 2024, respectively. The Company was in compliance with their financial covenants as of June 30, 2025 and 2024. For the years ended June 30, 2025, 2024 and 2023, interest expense related to bank loans amounted to $139,081, $145,623 and $109,771, respectively.

1)	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was September 19, 2023. Mr. Guohua Huang, the chief executive officer is Co-borrower.
2)	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was September 19, 2024.

3)	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was January 31, 2024. Mr. Guohua Huang, the chief executive officer is Co-borrower.

4)	Loans from Industrial Bank, Xiamen was unsecured. The Effective date was January 23, 2025.

5)	Loans from Bank of Communications, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was December 27, 2023.

6)	Loans from Bank of Communications, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was December 25, 2023.

7)	Loans from ICBC, Xiamen was unsecured. The Effective date was February 3, 2024.

8)	Loans from ICBC, Xiamen was unsecured. The Effective date was August 5, 2024.

9)	Loans from Rural Commercial Bank, Xiamen, was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was March 8, 2024.

10)	Loans from Rural Commercial Bank, Xiamen, was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was March 7, 2025.

11)	Loans from Huaxia Bank, Xiamen was unsecured. The Effective date was March 25, 2024.

12)	Loans from Huaxia Bank, Xiamen was unsecured. The Effective date was March 26, 2025.

13)	Loans from Bank of China, Xiamen was unsecured. The Effective date was December 11, 2023. Mr. Guohua Huang, the chief executive officer is Co-borrower.

14)	Loans from Bank of China, Xiamen was unsecured. The Effective date was December 11, 2023. Mr. Guohua Huang, the chief executive officer is Co-borrower.

15)	Loans from Bank of China, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was February 28, 2025.

16)	Loans from Xiamen International Bank was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was June 14, 2024.

17)	Loans from Xiamen International Bank was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The Effective date was June 12, 2025.